GOING CONCERN AND MANAGEMENT’S PLAN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Aug. 01, 2026	Jul. 31, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Jul. 30, 2026	Jul. 22, 2026	Jun. 18, 2026	Jun. 01, 2026	Apr. 06, 2026	Mar. 28, 2026	Mar. 12, 2026	Jan. 15, 2026
Product Information [Line Items]
Working capital			$ 202,177				$ 202,177		$ 202,177
Net Income (Loss) Attributable to Parent			372,357	$ (53,287)	$ (22,703)		319,070	$ (22,703)			$ (79,422)	$ 245,454
Accumulated deficit			(201,995)				(201,995)		(201,995)		79,422	(166,032)
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation							(227,031)	$ (120)			37	(286,505)
Other Expenses			357,009				451,009
Cash and cash equivalents			232,017				232,017		232,017		$ 1,487	$ 459,048
Goodvision Inc [Member]
Product Information [Line Items]
Working capital			554,473				554,473		554,473				$ 149,916
Net Income (Loss) Attributable to Parent			46,637		$ (50,568)				(690,384)	$ (6,510)			80,700	$ 25,911
Accumulated deficit			540,468				540,468		540,468				(149,916)
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation									(2,949,283)	$ 143,085			913,935	$ 488,889
Short-Term Bank Loans and Notes Payable			1,900,000				1,900,000		1,900,000
Cash and cash equivalents			1,701,376				1,701,376		1,701,376				$ 1,766,451
Goodvision Inc [Member] | GV Assets Holdings Limited [Member]
Product Information [Line Items]
Short-Term Bank Loans and Notes Payable			880,000				880,000		880,000
Princiapl amount			880,000				880,000		880,000								$ 110,000		$ 150,000		$ 500,000	$ 120,000
Other Expenses							930,000
Goodvision Inc [Member] | Waterdrip Investment Ltd [Member]
Product Information [Line Items]
Short-Term Bank Loans and Notes Payable			520,000				520,000		520,000
Princiapl amount			$ 520,000				$ 520,000		$ 520,000									$ 400,000		$ 120,000
Goodvision Inc [Member] | Subsequent Event [Member]
Product Information [Line Items]
Proceeds from Sale and Collection of Receivables	$ 5,300,000	$ 2,800,000
Proceeds from Loans		$ 500,000
Princiapl amount															$ 1,900,000
Goodvision Inc [Member] | Subsequent Event [Member] | Mr. Yi (Davy) Wang [Member]
Product Information [Line Items]
Princiapl amount															500,000
Goodvision Inc [Member] | Subsequent Event [Member] | GV Assets Holdings Limited [Member]
Product Information [Line Items]
Princiapl amount															1,380,000	$ 500,000
Goodvision Inc [Member] | Subsequent Event [Member] | Waterdrip Investment Ltd [Member]
Product Information [Line Items]
Princiapl amount															$ 520,000
Goodvision Inc [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Largest Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage			76.00%
Goodvision Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Largest Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage			95.00%						94.90%